Lease Commitments and Total Rental Expense (Tables)	12 Months Ended
Sep. 30, 2014
Lease Commitments and Total Rental Expense [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Years ending September 30,
2015	$577
2016	500
2017	503
2018	375
2019	279
Thereafter	1,528
$3,762